 OPPENHEIMER SELECT MANAGERS Supplement dated June 21, 2001 to the Prospectus dated February 16, 2001
The Prospectus is changed as follows:

1.   The Prospectus supplement dated June 6, 2001 is withdrawn.

2.   All references to "Oppenheimer  Select Managers Gartmore  Millennium Growth
     Fund" or "OSM - Gartmore  Millennium  Growth  Fund" in the  Prospectus  are
     deleted and replaced with "Oppenheimer  Select Managers Gartmore Millennium
     Growth Fund II".

3.   The  heading  "Temporary  Defensive  Investments"  on page 45 and the first sentence following it has been deleted and replaced with the following:

Temporary Defensive and Interim Investments. In times of unstable adverse market or economic  conditions,  OSM - Mercury  Advisors  Focus Growth  Fund,  OSM - QM
Active Balanced Fund, OSM - Jennison Growth Fund, OSM - Salomon Brothers Capital
Fund, and the OSM - Gartmore  Millennium Growth Fund II can invest up to 100% of its assets in  temporary  defensive  investments  that are  consistent  with the
Fund's principal investment strategies.

4.   The chart  under the  heading  "Advisory  Fees" on page 47 is  deleted  and replaced with the following:

------------------------------------------------------- -----------------------------------------------------
Fund                                                    Advisory Fee
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
OSM-QM Active Balanced Fund                             0.95% of the first $300  million  of average  annual
                                                        net assets of the Fund and 0.90% of  average  annual
                                                        net assets in excess of $300 million.
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
OSM-Jennison Growth Fund                                0.95% of the first $300  million  of average  annual
                                                        net assets of the Fund and 0.90% of  average  annual
                                                        net assets in excess of $300 million.
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
OSM-Salomon Brothers Capital Fund                       1.10% of the first $100  million  of average  annual
                                                        net assets of the Fund and 1.00% of  average  annual
                                                        net assets in excess of $100 million.
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
OSM-Gartmore Millennium Growth Fund II                  1.20% of the first $400  million  of average  annual
                                                        net  assets  of the  Fund,  1.10% of the  next  $400
                                                        million,  and 1.00% of average  annual net assets in
                                                        excess of $800 million.
------------------------------------------------------- -----------------------------------------------------

5.   The following  sentence is added before the sentence "Non  retirement  plan investors  cannot buy Class N shares  directly." in the paragraph  entitled
     "Class N Shares"  under the heading  "What Classes of Shares Does Each Fund
     Offer?" on page 52:

Class N shares also are offered to rollover  IRAs  sponsored by the Manager that purchase Class N shares with the proceeds from a  distribution  from a qualified retirement plan or 403(b) plan sponsored by the Manager.

6.   The  following is added after the section  entitled "Can You Reduce Class A
     Share Charges?" on page 56:

Purchases  by Certain  Retirement  Plans.  There is no initial  sales  charge on purchases of Class A shares of any one or more  Oppenheimer  funds by retirement plans that have $10 million or more in plan assets and that have  entered into a special  agreement with the Distributor.  The Distributor pays dealers of record concessions in an amount equal to 0.25% of purchases by those retirement  plans.
That  concession  will not be paid on purchases  of shares by a retirement  plan made  with the  proceeds  of the  redemption  of  Class N shares  of one or more
Oppenheimer funds held by the plan for more than eighteen (18) months.

7.   The following  sentence is added before the sentence "Non  retirement  plan investors cannot buy Class N shares directly." in the first paragraph under the heading "How Can You Buy Class N Shares?" on page 57:

Class N shares also are offered to rollover  IRAs  sponsored by the Manager that purchase Class N shares with the proceeds from a  distribution  from a qualified retirement plan or 403(b) plan sponsored by the Manager.

8.   The third sentence under the heading "OppenheimerFunds  Internet Web Site."
     on page 60 is deleted and replaced with the following:

To perform account  transactions or obtain account  information online, you must first obtain a user I.D. and password on that website.

9.   The section  entitled "Are There  Limitations  On Exchanges?" on page 65 is deleted and replaced with the following:

ARE THERE  LIMITATIONS  ON EXCHANGES?  There are certain  exchange  policies you should be aware of:

o    Shares are normally  redeemed  from one fund and  purchased  from the other fund in the exchange  transaction on the same regular business day on which the  Transfer  Agent  receives an  exchange  request  that  conforms to the policies  described above. It must be received by the close of The New York
     Stock  Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.

o    The  interests  of each Fund's  long-term  shareholders  and its ability to manage  its  investments  may be  adversely  affected  when its  shares are
     repeatedly   bought   and   sold   in   response   to   short-term   market
     fluctuations--also  known as "market timing." When large dollar amounts are involved,  each Fund may have difficulty  implementing long-term investment strategies, because it cannot predict how much cash it will have to invest.
     Market  timing  also may force each Fund to sell  portfolio  securities  at disadvantageous times to raise the cash needed to buy a market timer's Fund
     shares.   These   factors  may  hurt  each  Fund's   performance   and  its
     shareholders.  When the  Manager  believes  frequent  trading  would have a disruptive  effect on each Fund's  ability to manage its  investments,  the
     Manager and the Fund may reject purchase orders and exchanges into the Fund by any person,  group or account  that the Manager  believes to be a market timer.

o    Each Fund may amend,  suspend or terminate  the  exchange  privilege at any time.  A Fund will  provide you notice  whenever it is required to do so by applicable law.

o    If the Transfer Agent cannot exchange all the shares you request because of a restriction  cited above,  only the shares  eligible for exchange will be exchanged.

10.  The last two paragraphs of the section entitled  "Shareholder Account Rules and Policies" on page 67 are deleted and replaced with the following:

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each  prospectus,  annual  and  semi-annual  report  and annual notice of the Fund's  privacy policy to  shareholders  having the same last name and address on the Fund's records.  The consolidation of these mailings,  called householding,  benefits the Fund through reduced mailing expense. If you want to receive multiple copies of these  materials,  you may call the Transfer Agent at
1.800.525.7048.  You may also notify the Transfer  Agent in writing.  Individual copies  of  prospectuses,  reports  and  privacy  notices  will  be  sent to you commencing  30 days  after the  Transfer  Agent  receives  your  request to stop householding.

11.  The first and last  paragraphs  of the  section  entitled  "How to Get More
     Information" on the prospectus back cover are deleted and replaced with the following:

You can  request  the  Statement  of  Additional  Information,  the  Annual  and
Semi-Annual  Reports,  the notice explaining the Fund's privacy policy and other information about the Fund or your account:

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public  Reference Room in  Washington,  D.C.
Information  on the  operation of the Public  Reference  Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund
are  available  on  the  EDGAR  database  on  the  SEC's  Internet   website  at
http://www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

June 21, 2001                                                         505PS007